Revenue - Summary of Revenue by Geographical Location (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of geographical areas [line items]
Revenue	$ 20,742	$ 20,526	$ 43,129
Australia [member]
Disclosure of geographical areas [line items]
Revenue	1,247	1,110	2,304
Europe [member]
Disclosure of geographical areas [line items]
Revenue	983	818	1,886
China [member]
Disclosure of geographical areas [line items]
Revenue	11,176	10,511	22,660
Japan [member]
Disclosure of geographical areas [line items]
Revenue	2,081	2,015	4,628
India [member]
Disclosure of geographical areas [line items]
Revenue	1,141	1,285	2,439
South Korea [member]
Disclosure of geographical areas [line items]
Revenue	1,067	1,374	2,588
Rest of Asia [member]
Disclosure of geographical areas [line items]
Revenue	1,355	1,454	2,620
North America [member]
Disclosure of geographical areas [line items]
Revenue	1,176	1,234	2,715
South America [member]
Disclosure of geographical areas [line items]
Revenue	362	566	1,054
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	$ 154	$ 159	$ 235